SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)				3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 12, 2023	Nov. 05, 2021	May 11, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash				$ 3,438		$ 3,438		$ 453,151	$ 30,870	$ 453,151
Cash equivalents				0		0		0	0	0
Payments for investment of cash in trust account	$ 122,920	$ 117,300,000	$ 117,300,000			$ 737,520	$ 1,150,000	117,300,000	$ 2,545,838
Price per unit		$ 10.00	$ 10.00
Warrant exercisable						12,085,275			12,085,275
Unrecognized tax benefits				0		$ 0		0	$ 0	0
Unrecognized tax benefits accrued for interest and penalties				$ 0		$ 0		$ 0	$ 0	0
Effective tax rate				108.96%	0.00%	392.45%	0.00%		(38.96%)
Statutory tax rate						21.00%	21.00%	21.00%	21.00%
Formation and operating costs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense									$ 2,825,960
Founder Shares | ARC | Introducing Advisor Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense										$ 0
Class A Common Stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common Stock, shares outstanding				2,731,544		2,731,544			11,500,000
Common Stock, subject to possible redemption				2,731,544		2,731,544		11,500,000	2,731,544	11,500,000
Class A Common Stock not subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common Stock, subject to possible redemption								585,275	585,275	585,275
Class B Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common Stock, shares outstanding				4,253,517		4,253,517		2,875,000	4,253,517	2,875,000